Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Sep. 30, 2022
Condensed Consolidated Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.025	$ 0.025
Common stock, shares authorized	24,000,000	24,000,000
Common stock, shares, issued	23,906,985	23,906,985
Common stock, shares, outstanding	23,906,985	23,906,985